GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Area

The following table presents the total revenues for six months ended June 30, 2021 and 2020, allocated to the geographic areas in which they were generated:

	Six months ended June 30,
	2021	2020

North America (mainly U.S.)	$167,552	$91,749
Europe	28,525	30,475
Other	3,417	4,170

	$199,494	$126,394

Schedule of Property and Equipment by Geographic Area

The following table presents the locations of the Company’s long-lived assets as of June 30, 2021 and December 31, 2020:

	June 30,	December 31,
	2021	2020

Israel	$9,647	$11,343
U.S.	8,675	10,157
Europe	1,077	5,536

	$19,399	$27,036